Income Taxes - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 BRL (R$)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective income tax rate for foreign jurisdiction	18.00%	18.00%	40.00%	40.00%	31.00%	31.00%
Percentage of share with voting right	80.00%
Accounting profit	$ 1,721,453	R$ 411,336	$ 2,748,084	R$ 656,646	$ 2,748,084	R$ 656,646
Brazil [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards	$ 44,578,152
Effective taxable income percentage carryforward	30.00%	30.00%
Effective taxable income percentage	25.00%	25.00%
Corporate tax rate	34.00%	34.00%
Austria [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards	$ 11,631,381
operating loss carryforward effective tax rate annual limit	75.00%	75.00%
Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated tax loss	$ 20,523,070
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates	10.00%	10.00%
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates	34.00%	34.00%
CUCA [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Contributed capital account	$ 573,362,949		551,221,490
CUFIN [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Contributed capital account	$ 332,273,039		$ 320,880,512